Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S.	$ (409,354)
Canada	(167,905)	(188,702)
Income (loss) before income tax	$ (577,259)	$ (188,702)
US
Income tax rate	21.00%
CANADA
Income tax rate	15.00%